Short-term investments	12 Months Ended
Dec. 31, 2022
Short-term investments
Short-term investments

3.         Short-term investments

The short-term investments represent investments in REITs, which are publicly traded on the Hong Kong Stock Exchange, marketable equity securities, and investment in private equity funds, which are expected to be realized in cash during the next 12 months.

The following summarizes the short-term investments measured at fair value at December 31, 2021 and 2022:

	December 31, 2021
	US$
	Fair		Unrealized
	value	Cost	loss in profit and loss
Level 1
Equity securities with readily determinable fair value	85,211,338	114,816,065	(29,604,727)
Total	85,211,338	114,816,065	(29,604,727)

	December 31, 2022
	US$
	Fair		Unrealized
	value	Cost	loss in profit and loss
Level 1
Equity securities with readily determinable fair value	11,049,675	13,793,189	(2,743,514)
Investment product with readily determinable fair value	943,254	3,099,771	(2,156,517)
Total	11,992,929	16,892,960	(4,900,031)

During the year ended December 31, 2022, US$66,775,423 (2021: US$598,630) net realized loss and US$4,900,031 (2021: US$29,604,727) unrealized loss are included in earnings.